Unit Redemptions and Stock Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Unit Redemptions and Stock Transactions [Abstract]
Unit Redemptions and Stock Transactions
4.	Unit Redemptions and Stock Transactions

Unit Redemptions and Stock Repurchase Program

During the three months ended March 31, 2012, the Company redeemed approximately 2.8 million limited partnership units at an average price of $6.75 per unit and approximately 1.0 million founding/working partner units for an average of $6.18 per unit.

During the three months ended March 31, 2011, the Company redeemed approximately 0.2 million limited partnership units at an average price of $9.06 per unit and approximately 0.03 million founding/working partner units for an average of $9.35 per unit.

During the three months ended March 31, 2012, the Company repurchased 44,013 shares of Class A common stock at an aggregate purchase price of approximately $337 thousand for an average price of $7.66 per share.

During the three months ended March 31, 2011, the Company repurchased 6,454 shares of Class A common stock at an aggregate purchase price of approximately $55 thousand for an average price of $8.50 per share.

The Company’s Board of Directors and Audit Committee have authorized repurchases of the Company’s common stock and redemptions of BGC Holdings limited partnership interests or other equity interests in the Company’s subsidiaries. As of March 31, 2012, the Company had approximately $58.7 million remaining from its share repurchase and unit redemption authorization. From time to time, the Company may actively continue to repurchase shares or redeem units.

Unit redemption and share repurchase activity for the three months ended March 31, 2012 was as follows:

Period	Total Number of Units Redeemed or Shares Repurchased	Average Price Paid per Unit or Share	Approximate Dollar Value of Units and Shares That May Yet Be Redeemed/ Purchased Under the Plan
Redemptions
January 1, 2012—January 31, 2012	2,013,286	$6.17
February 1, 2012—February 29, 2012	725,120	6.58
March 1, 2012—March 31, 2012	1,095,567	7.41

Total Redemptions	3,833,973	$6.60
Repurchases
January 1, 2012—January 31, 2012	—	$—
February 1, 2012—February 29, 2012	—	—
March 1, 2012—March 31, 2012	44,013	7.66

Total Repurchases	44,013	$7.66

Total Redemptions and Repurchases	3,877,986	$6.61	$58,723,783

Stock Issuances

On various dates in 2010 and 2011, and most recently on February 15, 2012, the Company entered into controlled equity offering sales agreements with Cantor Fitzgerald & Co. (“CF&Co”) pursuant to which the Company may offer and sell up to an aggregate of 31 million shares of Class A common stock. CF&Co is a wholly-owned subsidiary of Cantor and an affiliate of the Company. Under these agreements, the Company has agreed to pay CF&Co 2% of the gross proceeds from the sale of shares.

During the three months ended March 31, 2012, the Company issued 3,473,908 shares of its Class A common stock related to redemptions and exchanges of limited partnership interests. The issuances related to redemptions of limited partnership interests did not impact the total number of shares and units outstanding.

During the year ended December 31, 2011, the Company issued 12,259,184 shares of its Class A common stock related to redemptions and exchanges of limited partnership interests. The issuances related to redemptions of limited partnership interests did not impact the total number of shares and units outstanding.

During the three months ended March 31, 2012, the Company issued and donated an aggregate of 1,050,000 shares of Class A common stock to the Cantor Fitzgerald Relief Fund (the “Relief Fund”) in connection with the Company’s annual Charity Day, which shares are expected to be registered for resale by the Relief Fund. Additionally, during the three months ended March 31, 2012, the Company issued an aggregate of 525,181 shares of its Class A common stock in connection with the Company’s acquisitions.

During the year ended December 31, 2011, the Company issued and donated an aggregate of 443,686 shares of Class A common stock to the Relief Fund in connection with the Company’s annual Charity Day. These shares have been included in a registration statement for resale by the Relief Fund. Additionally, during the year ended December 31, 2011, the Company issued an aggregate of 376,991 shares of its Class A common stock in connection with the Company’s acquisitions.

During the three months ended March 31, 2012, the Company issued 674,973 shares of its Class A common stock related to vesting of RSUs. Additionally, during the three months ended March 31, 2012, the Company issued an aggregate of 13,115 shares of its Class A common stock in connection with the Company’s Dividend Reinvestment and Stock Purchase Plan and 1,849,729 shares of its Class A common stock for general corporate purposes. The Company did not issue any shares of its Class A common stock related to the exercise of stock options during the three months ended March 31, 2012.

During the year ended December 31, 2011, the Company issued 1,937,093 and 1,803,024 shares of its Class A common stock related to vesting of RSUs and the exercise of stock options, respectively. Additionally, during the year ended December 31, 2011, the Company issued an aggregate of 25,289 shares of its Class A common stock in connection with the Company’s Dividend Reinvestment and Stock Purchase Plan and 1,180,186 shares of its Class A common stock for general corporate purposes.

5.	Unit Redemptions and Stock Transactions

Unit Redemptions and Stock Repurchase Program

During the year ended December 31, 2011, the Company redeemed approximately 8.6 million limited partnership units at an average price of $6.60 per unit and approximately 0.2 million founding/working partner units for an average of $7.77 per unit.

During the year ended December 31, 2010, the Company redeemed approximately 5.9 million limited partnership units at an average price of $5.89 per unit and approximately 4.0 million founding/working partner units for an average of $6.23 per unit.

During the year ended December 31, 2011, the Company repurchased 60,929 shares of Class A common stock at an aggregate purchase price of approximately $392 thousand for an average price of $6.43 per share.

During the year ended December 31, 2010, the Company repurchased 3,399,015 shares of Class A common stock at an aggregate purchase price of approximately $19.9 million for an average price of $5.85 per share. These repurchases included 1,207,902 shares repurchased from The Cantor Fitzgerald Relief Fund (the “Relief Fund”) at an average market price of $6.04 per share, for an aggregate purchase price of approximately $7.3 million. A portion of these shares had been donated to The Cantor Fitzgerald Relief Fund by certain founding/working partners in connection with the Company’s annual Charity Day.

The Company’s Board of Directors and Audit Committee have authorized repurchases of the Company’s common stock and redemptions of BGC Holdings limited partnership interests or other equity interests in the Company’s subsidiaries. On October 26, 2011, the Company’s Board of Directors increased BGC Partners’ share repurchase and unit redemption authorization to $100 million. As of December 31, 2011, the Company had approximately $84.4 million remaining from its share repurchase and unit redemption authorization. From time to time, the Company may actively continue to repurchase shares or redeem units.

Unit redemption and share repurchase activity for the year ended December 31, 2011 was as follows:

Period	Total Number of Units Redeemed or Shares Repurchased	Average Price Paid per Share or Unit	Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	Approximate Dollar Value of Units and Shares That May Yet Be Redeemed/ Purchased Under the Plan
Redemptions
January 1, 2011—March 31, 2011	195,904	$9.11
April 1, 2011—June 30, 2011	844,698	7.91
July 1, 2011—September 30, 2011	4,152,547	6.74
October 1, 2011—December 31, 2011	3,649,544	6.07

Total Redemptions	8,842,693	$6.63

Repurchases
January 1, 2011—March 31, 2011	6,454	$8.50	6,454
April 1, 2011—June 30, 2011	7,991	8.94	7,991
July 1, 2011—September 30, 2011	—	—	—
October 1, 2011—December 31, 2011	46,484	5.71	46,484

Total Repurchases	60,929	$6.43	60,929

Total Redemptions and Repurchases	8,903,622	$6.63	60,929	$84,359,499

Stock Issuances for the year ended December 31, 2011

For the year ended December 31, 2011, the Company issued 9,000,000 shares of Class A common stock to Cantor upon Cantor’s exchange of 9,000,000 Cantor units. Substantially all of these shares have been included on a registration statement for resale by various partner distributees and charitable organizations which may receive donations from Cantor. For the year ended December 31, 2011, the Company issued 9,000,000 shares of Class B common stock of the Company to Cantor upon Cantor’s exchange of 9,000,000 Cantor units. All of these shares are restricted securities. These issuances did not impact the total number of shares and units outstanding. As of December 31, 2011, Cantor beneficially owned an aggregate of 47,862,204 Cantor units.

During the years ended December 31, 2011 and 2010, the Company entered into controlled equity offering sales agreements with CF&Co pursuant to which the Company may offer and sell up to an aggregate of 21 million shares of Class A common stock. CF&Co is a wholly-owned subsidiary of Cantor and an affiliate of the Company. Under these agreements, the Company has agreed to pay CF&Co 2% of the gross proceeds from the sale of shares. As of December 31, 2011, the Company has sold 15,709,910 shares of Class A common stock under these agreements.

During the year ended December 31, 2011, the Company issued 12,259,184 shares of its Class A common stock related to redemptions of limited partnership interests. The issuances related to redemptions of limited partnership interests did not impact the total number of shares and units outstanding.

During the year ended December 31, 2011, the Company issued and donated an aggregate of 443,686 shares of Class A common stock to the Relief Fund in connection with the Company’s annual Charity Day. These shares have been included in the registration statement for resale by the Relief Fund. Additionally, during the year ended December 31, 2011, the Company issued an aggregate of 376,991 shares of its Class A common stock in connection with the Company’s acquisitions.

During the year ended December 31, 2011, the Company issued 1,937,093 and 1,803,024 shares of its Class A common stock related to vesting of RSUs and the exercise of stock options. Additionally, during the year ended December 31, 2011, the Company issued an aggregate of 25,289 shares of its Class A common stock in connection with the Company’s Dividend Reinvestment and Stock Purchase Plan and 1,180,186 shares of its Class A common stock for general corporate purposes.

Stock Issuances for the year ended December 31, 2010

For the year ended December 31, 2010, Cantor converted 600,000 shares of its Class B common stock into 600,000 shares of Class A common stock. For the year ended December 31, 2010, Cantor exchanged 3,700,000 Cantor units for 3,700,000 shares of Class A common stock.

During the year ended December 31, 2010, the Company issued an aggregate 5,153,877 shares of its Class A common stock to founding/working partners of BGC Holdings upon exchange of their exchangeable limited partnership interests. Additionally, during the year ended December 31, 2010, the Company issued 7,117,622 shares of its Class A common stock related to exchanges and redemptions of limited partnership units as well as for general corporate purposes. For the year ended December 31, 2010, 4,523,505 shares were issued for the exchange and redemption of limited partnership units and 2,594,117 shares of Class A common stock were issued for general corporate purposes. The issuances related to exchanges and redemptions of limited partnership units did not impact the total number of shares and units outstanding.

During the years ended December 31, 2010, the Company issued 941,479 shares of its Class A common stock related to vesting of RSUs and the exercise of stock options. The Company did not issue any shares of Class A common stock during 2010 in connection with the Company’s Dividend Reinvestment and Stock Purchase Plan.